Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Common stock	Ordinary shares	Additional paid-in capital	Retained earnings	AOCI	Treasury stock
Beginning Balance at Nov. 30, 2019	$ 25,365	$ 7	$ 358	$ 8,807	$ 26,653	$ (2,066)	$ (8,394)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	(10,236)				(10,236)
Other comprehensive income (loss)	630					630
Cash dividends declared	(342)				(342)
Issuances of common stock, net	3,249	2		3,247
Issuance and repurchase of Convertible Notes (net settled through a registered direct offering)	1,799	2		1,798
Purchases of treasury stock under the Repurchase Program and other	89		2	97			(10)
Ending Balance at Nov. 30, 2020	20,555	11	361	13,948	16,075	(1,436)	(8,404)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	(9,501)				(9,501)
Other comprehensive income (loss)	(65)					(65)
Issuances of common stock, net	1,009			1,009
Conversion of Convertible Notes	15			15
Purchases and issuances under the Stock Swap program	19			206			(188)
Issuance of treasury shares for vested share-based awards	0				(126)		126
Share-based compensation and other	113			113
Ending Balance at Nov. 30, 2021	12,144	11	361	15,292	6,448	(1,501)	(8,466)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss)	(6,093)				(6,093)
Other comprehensive income (loss)	(481)					(481)
Issuances of common stock, net	1,180	1		1,178
Issuance of Convertible Notes	229			229
Purchases and issuances under the Stock Swap program	8			95			(87)
Issuance of treasury shares for vested share-based awards	0				(85)		85
Share-based compensation and other	78			79	(1)
Ending Balance at Nov. 30, 2022	$ 7,065	$ 12	$ 361	$ 16,872	$ 269	$ (1,982)	$ (8,468)